TRADE ACCOUNTS RECEIVABLE - Main customers (Details) - Net Sales - customer	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Pulp
TRADE ACCOUNTS RECEIVABLE
Number of major customers responsible for more than 10% of net sales	1	1
Concentration risk percentage	12.37%	10.67%
Paper
TRADE ACCOUNTS RECEIVABLE
Number of major customers responsible for more than 10% of net sales	0	0
Threshold concentration risk percentage	10.00%	10.00%